ALAMEDA CONTRA-COSTA MEDICAL ASSOCIATION
COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS





FINANCIAL STATEMENTS

for the years ended December 31, 1996 and 1995

Firm: Coopers & Lybrand LLP
      A Professional Services Firm
Report of Independent Auditors

To the Unitholders and Supervisory Committee of
Alameda-Contra Costa Medical Association Collective
Investment Trust for Retirement Plans:

We have audited the accompanying statements of assets and liabilities of the funds comprising Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans, including each Fund's schedule of investments as of December 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free to material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans as of December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

Coopers & Lybrand LLP
San Francisco, California
February 11, 1997, except Note 11 for
which the date is February 20, 1997

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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS                      International  Growth      Value       Balanced   Long-          Short-
                            Value Equity   Equity      Equity                  Intermediate   Intermediate Short-Term
                                                                               Fixed Income   Fixed Income Income
Investments, at cost        1,000,545      3,115,004   20,048,798  3,468,570  4,596,799      4,499,091    3,569,630

Investments, at value       1,095,521      4,081,792   23,356,141  4,570,914  4,720,365      4,466,635    3,559,660
Receivable-units sold          60,000         15,088       70,911     34,493      5,000              0       13,806
Receivable-securities sold          0         69,170            0          0          0              0            0
Accrued dividends
 and interest receivable        2,187          3,059       32,979     27,617     58,730         50,755       38,545
                            _________      _________    _________  _________  _________      _________    _________

      Total assets          1,157,708      4,169,109   23,460,031  4,633,024  4,784,095      4,517,390    3,612,011

LIABILITIES AND
NET ASSETS

Accrued expenses:
 Administration fees            1,822          6,892       38,808      7,618      8,041          7,648         5,814
 Professional fees              1,510          6,997       10,530      9,288      6,290          6,751         3,743
Payable-redemption of units         0          1,250       60,110      7,500     37,000          8,121        30,338
                            _________      _________   __________  _________  _________      _________     _________
Total liabilities               3,332         15,139      109,448     24,406     51,331         22,520        39,895

Net assets                  1,154,376      4,153,970   23,350,583  4,608,618  4,732,764      4,494,870     3,572,116

Units outstanding             103,133        248,695    2,058,779    423,839    453,931        436,883       350,355

Net asset value per unit        11.19          16.70        11.34      10.87      10.43          10.29         10.20

NET ASSETS COMPOSED OF:
Paid-in capital             1,041,778      2,836,101   10,119,670  2,722,593  2,662,488      2,658,759     2,252,224
Accumulated undistributed
net investment income
(loss)                         10,451        (96,181)   1,310,456    531,367  1,729,249      1,775,085     1,387,160
Accumulated undistributed
net realized gains
(losses)                        7,171        447,262    8,613,114    252,314    217,461         93,482       (57,298)
Unrealized appreciation
(depreciation) on
investments                    94,976        966,788    3,307,343  1,102,344    123,566        (32,456)       (9,970)
                            _________      _________   __________  _________  _________      _________     _________
Net assets at value         1,154,376      4,153,970   23,350,583  4,608,618  4,732,764      4,494,870     3,572,116

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS

December 31, 1996

                                                Shares/
INTERNATIONAL EQUITY PORTFOLIO                  Face Value  Value
Cash and Cash Equivalents (3.81%)

  Wells Fargo Bank Deposit Account                41,733        41,733
  (cost 41,733)

American Depository Receipts (96.19%):

  Consumer Staples (19.08%):

    Allied Domecq                                  2,850        22,264
    BAT Industries                                 1,500        24,750
    Cadbury Schweppes                                650        22,181
    Compagnie General Des Eaux                     1,450        35,869
    Grand Metropolitan                               700         7,072
    Heineken                                          40        22,138
    Kao Corp                                         180        20,936
    Nestle                                           550        29,431
    Unilever                                         250        24,375
                                                               _______
  Health (7.99%):                                              209,016

    Astra                                            500        23,875
    Novartis                                         373        21,293
    Rhone Poulenc                                  1,250        42,344
                                                                ______
  Consumer Durables (7.20%):                                    87,512

    Daimler Benz                                     380        26,030
    Fiat                                           3,350        26,800
    Honda Motors Ltd                                 460        26,047
                                                                ______
  Process Industry (5.62%):                                     78,877

    Hoechst                                          900        42,457
    NKK Corp                                         850        19,113
                                                                ______
  Consumer Discretionary (9.38%):                               61,570

    Aktiebolaget Electrolux                          450        25,987
    Nintendo Ltd                                   2,600        23,213
    Rank Group                                     1,600        24,000
    Sony Corp                                        450        29,531
                                                               _______
                                                               102,731
PAGE

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

INTERNATIONAL EQUITY PORTFOLIO, continued

American Depository Receipts (96.19%) continued

  Producer/Manufacturing (7.88%):

    Cable and Wireless                             1,050        25,856
    General Electric                               3,300        21,572
    Mannesmann                                        90        38,952
                                                                ______
  Technology (1.79%):                                           86,380

    Matsushita Elec Indl                             120        19,590

  Energy (8.75%):

    ELF Aquitaine ADR                                850        38,462
    ENI Spa                                          450        23,231
    Royal Dutch Petroleum                            200        34,150
                                                                ______
  Telecommunications (6.79%):                                   95,843

    Alcatel Alsthom                                1,750        28,000
    Ricoh Ltd                                        450        25,782
    WPP Group                                        480        20,610
                                                                ______
    Financial (13.37%):                                         74,392

    Banco Central                                  1,050        13,650
    Den Danske Bank                                  300        24,157
    Deutsche Bank                                    670        31,259
    HSBC Holdings                                    105        22,466
    Mitsui Marine & Fire Ins Ltd                     330        17,712
    Tokio Marine & Fire Ins Co                       390        18,184
    Yasuda Trust and Banking Ltd                     450        19,036
                                                               _______
  Utilities (8.34%):                                           146,464

    British Gas                                      680        25,925
    Empresa Nacional Electric                        500        35,000
    National Power Plc                               900        30,488
                                                               _______
                                                                91,413

Total American Depository Receipts                           1,053,788
(cost 958,812)                                               _________


Total Investments held (cost 1,000,545)                      1,095,521

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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31,1996

                                                Shares/
GROWTH EQUITY PORTFOLIO                         Face Value Value
Cash and Cash Equivalents (2.37%)

  Wells Fargo Bank Deposit Account              96,865        96,865
  (cost 96,865)

Common Stocks (97.63%):

  Automotive (2.94%):

    Magna International Inc                      2,150       119,863

  Medical, Hospital Supplies (7.35%):

    Elan PLC                                     3,300       109,725 <F1>
    Forest Labs Inc                              2,200        72,050 <F1>
    Shared Medical Systems Corp                  2,400       118,200
                                                             _______
  Entertainment and Leisure (5.29%):                         299,975

    Callaway Golf Co                             3,350        96,312
    Circus Circus Enterprise Inc                 3,475       119,453 <F1>
                                                             _______
  Retailing (8.32%):                                         215,765

    Circuit City Stores Inc                      3,750       112,969
    Dollar Gen Corp                              3,769       120,600
    Pep Boys Manny Moe and Mack                  3,450       106,087
                                                             _______
  Business Services (2.55%):                                 339,656

    Sensormatic Electrics Corp                   6,205       103,934

  Other Services (2.39%):

    Manpower Inc                                 3,000        97,500

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

GROWTH EQUITY PORTFOLIO, continued

Common Stocks (97.63%), continued

  Business Equipment (5.93%):

    Cisco Sys Inc                                2,300       146,337 <F1>
    Newbridge Networks Corp                      3,400        95,625 <F1>
                                                             _______
  Electronics (13.28%):                                      241,962

    EMC Corp                                     5,000       165,625 <F1>
    International Rectifier Corp                 6,300        96,075 <F1>
    Molex Inc                                    3,937       140,256
    Texas Instruments                            2,200       140,250
                                                             _______
  Specialty Equipment (7.19%):                               542,206

    American Power Conversion Corp Com           4,800       130,800 <F1>
    Novellus Systems Inc                         3,000       162,564 <F1>
                                                             _______
  Software (1.55%):                                          293,364

    Mentor Graphics Corp                         6,500        63,375 <F1>

  Telecommunications (10.40%):

    Andrew Corp                                  2,000       106,126 <F1>
    Nokia Corp                                   3,150       181,519
    US Robotics Corp                             1,900       136,800 <F1>
                                                             _______
  Electrical Equipment (5.80%):                              424,445

    Solectron Corp                               2,490       132,904 <F1>
    Symbol Technologies Inc                      2,350       103,987 <F1>
                                                             _______
  Machinery (1.53%):                                         236,891

    Wabash National Corp                         3,400        62,475

  Banking and Credit (3.59%):

    MBNA Corp                                    3,520       146,520

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

GROWTH EQUITY PORTFOLIO, continued

Common Stocks (97.63%), continued

  Finance and Insurance (12.53%):

    Equitable Cos Inc                            4,800       118,200
    Green Tree Financial                         3,380       130,552
    MBIA Inc                                     1,450       146,812
    Mercury Finance Co                           9,475       116,069
                                                             _______
  Airlines (2.26%):                                          511,633

    Southwest Airlines Co                        4,200        92,400

  Telephone (4.73%):

    LCI International Inc                        4,900       105,963 <F1>
    Telephone and Data Sys Inc                   2,400        87,000
                                                           _________
                                                             192,263

Total Common Stocks (cost 3,018,139)                       3,984,927
                                                           _________

Total invesmtnets held (cost 3,115,004)                    4,081,792

<F1>
non income producing security

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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

                                             Shares/
VALUE EQUITY PORTFOLIO                       Face Value   Value
Cash and Cash Equivalents (1.70%)

  Wells Fargo Bank Deposit Account             396,659         396,659
  (cost 396,659)

Common Stocks (98.30)%:

  Energy (9.86%):

    Mobil Corp                                   1,700         207,825
    Occidental Petroleum Corp                   18,000         420,750
    Oryx Energy Co                               9,000         222,750 <F1>
    Pennzoil Co                                  3,400         192,100
    Tosco Corp                                   2,000         158,250
    Trizec Hahn Corp                            10,700         235,400
    Unocal Corp                                 11,800         480,850
    USX-Marathon Group                          16,100         384,387
                                                             _________
  Industrial (1.41%):                                        2,302,312

    Fluor Corp                                   2,400         150,600
    Jacobs Engineering Group Inc                 7,600         179,550
                                                               _______
  Producer Manufacturing (4.58%):                              330,150

    Agco Corp                                    3,300          94,462
    Cummins Engine Co Inc                        7,800         358,800
    ITT Industries Inc                          16,000         392,000
    Johnson Controls Inc                         1,500         124,313
    Whitman Corp                                 4,400         100,650
                                                             _________
  Process Industries (6.39%):                                1,070,225

    Albemarle Corp                               6,600         119,625
    Cabot Corp                                   7,100         178,388
    Mead Corp                                    3,800         220,875
    Owens Illinois Inc                          23,700         539,175
    Terra Industries Inc                        16,500         243,375
    Union Carbide Holding Co                     4,700         192,112
                                                             _________
                                                             1,493,550

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

VALUE EQUITY PORTFOLIO, continued

Common Stocks (98.30%), continued

  Commercial Services (1.90%):

    Equifax Inc                                 14,500         444,062

  Technology (5.48%):

    Avnet                                        2,100         122,325
    Data General Corp                           14,500         210,250 <F1>
    Litton Industries Inc                        8,300         395,288 <F1>
    Mitel Corp                                  16,200         101,250 <F1>
    Storage Technology Corp                      9,400         450,025 <F1>
                                                             _________
  Consumer (11.87%):                                         1,279,138

    Chrysler Corp                               14,200         468,600
    Conagra Inc                                  2,400         119,400
    Coors Adolph Co                              5,500         104,500
    Darden Restaurants                          32,000         280,000
    Ford Motor Co                               13,200         425,700
    Hasbro Inc                                  10,400         404,300
    Honda Motor Ltd ADR                          5,700         322,762
    Maytag Corp                                 10,400         205,400
    Toll Bros Inc                                5,800         113,100 <F1>
    Universal Corp                               5,900         189,538
    Volvo Aktiebolaget ADR                       6,400         139,200
                                                             _________
  Retail (12.61%):                                           2,772,500

    American Stores                              5,300         216,637
    Charming Shoppes Inc                        14,700          74,426 <F1>
    Dayton Hudson Corp                           9,100         357,175
    Eckerd Corp                                  3,731         119,392 <F1>
    Federated Department Stores Inc              9,900         337,837 <F1>
    Fingerhut Co Inc                            15,800         193,550
    K Mart Corp                                 20,500         212,687 <F1>
    Kroger Co                                    5,000         232,500 <F1>
    Meyer Fred Inc                               3,600         127,800 <F1>
    Pier 1 Imports Inc                           6,400         112,800
    Price Costco Inc                            10,000         251,250 <F1>
    Safeway Inc                                  5,600         239,400 <F1>
    Vons Co Inc                                  3,800         227,525 <F1>
    Waban Inc                                    3,500          91,000 <F1>
    Winn Dixie Stores Inc                        4,800         151,800
                                                             _________
                                                             2,945,779
PAGE

SCHEDULE OF INVESTMENTS, continued
December 31, 1996

VALUE EQUITY PORTFOLIO, continued

Common Stocks (98.30%), continued

  Health Services (4.65%):

    Amerisource Health Corp                      4,500         217,125 <F1>
    Bergen Brunswig Corp CL-A                    5,900         169,625
    Cardinal Health Inc                          4,200         244,650
    Tenet Healthcare Corp                       20,800         455,000 <F1>
                                                             _________
  Transportation (4.28%):                                    1,086,400

    Continental Airlines Inc                     7,000         197,750 <F1>
    Federal Express Co                           5,400         240,300 <F1>
    Illinois Central Corp                        6,900         220,800
    United Airlines                              2,000         125,000 <F1>
    U S Air Group Inc                            9,200         215,050 <F1>
                                                               _______
  Finance (23.30%):                                            998,900

    Ahmanson H.F. & Co                           4,000         130,000
    Bank New York Inc                            7,600         256,500
    Bear Stearns Co Inc                         17,305         482,377
    City National Corp                           7,600         164,350
    Commerce Group Inc                          10,700         270,175
    Equitable Cos Inc                            6,600         162,525
    Fremont General Corp                         6,900         213,900
    Great Western Financial Corp                 4,200         121,800
    Green Tree Financial Corp                   13,800         533,025
    Hibernia Corp                               20,100         266,325
    Lehman Bros Holding Co                      16,300         511,412
    National City Corp                           3,000         134,625
    Old Republic International Corp              4,900         131,075
    Peoples Bank Bridgeport Conn.               10,200         294,525
    Reliance Group Holdings Inc                 19,800         180,675
    Ryder Systems Inc                           15,600         438,750
    Southtrust Corp                             14,200         495,225
    UICI                                         4,800         156,000 <F1>
    Washington Mutual Inc                       11,500         498,100
                                                             _________
                                                             5,441,364
PAGE

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

VALUE EQUITY PORTFOLIO, continued

Common Stocks (98.30%), continued

  Utilities (11.97%):

    Alleghany Power System                       6,600         200,475
    BCE Inc                                      4,800         229,200
    Coastal Corp                                 6,300         307,913
    Columbia Gas System Inc                      5,000         318,125
    Entergy Corp                                10,200         281,775
    Long Island Lighting Co                      9,300         205,763
    Midamerican Energy Holdings Co               9,900         157,163
    NGC Corp                                    12,800         297,600
    Pacific Corp                                10,500         215,250
    Pinnacle West Capital Corp                  11,400         361,950
    Public Service Co of New Mexico              5,700         111,863
    Washington Water Power Co                    5,800         108,025
                                                             _________
                                                             2,795,102

Total Common Stocks (cost 19,652,139)                       22,959,482
                                                            __________

Total investments held (cost 20,048,798)                    23,356,141

<F1>
non income producing security

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

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

                                                Shares/
BALANCED PORTFOLIO                              Face Value    Value
Cash and Cash Equivalents (9.20%)

  Wells Fargo Bank Deposit Account              420,609          420,609
  (cost 420,609)

Common Stocks (61.68%):

  Automotive (.70%):

    Ford Motor                                    1,000           32,250

  Basic Industry (3.48%):

    Caterpiller Inc                               1,000           75,250
    Champion International                        1,000           43,250
    Deere & Co                                    1,000           40,500
                                                                 _______
  Capital Goods (6.01%):                                         159,000

    Black & Decker                                2,000           60,250
    General Electric                              1,000           98,875
    Minnesota Mining                              1,000           83,000
    WMX Technologies                              1,000           32,500
                                                                 _______
  Chemical (1.41%):                                              274,625

    Cytec                                           426           17,306 <F1>
    E I Dupont                                      500           47,062
                                                                  ______
  Consumer (7.84%):                                               64,368

    Gillette                                      2,000          155,500
    H J Heinz                                     1,500           53,625
    McDonalds                                     1,000           45,375
    Pepsico                                       1,000           29,250
    Sara Lee                                      2,000           74,500
                                                                 _______
  Energy (5.22%):                                                358,250

    Chevron                                       1,000           65,000
    Exxon                                           500           49,000
    Mobil Oil Corp                                  300           36,675
    Norfolk & Southern                            1,000           88,000
                                                                 _______
                                                                 238,675

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

BALANCED PORTFOLIO, continued

Common Stocks (61.68%), continued

  Entertainment and Leisure (3.05%):

    Walt Disney                                   2,000          139,500

  Healthcare (6.49%):

    American Home Products                        1,000           58,625
    Amgen                                         2,000          108,750 <F1>
    Bristol Myers                                   500           54,500
    Warner Lambert                                1,000           75,000
                                                                 _______
  Finance and Insurance (8.89%):                                 296,875

    Aetna Life                                    1,000           80,000
    American Express                              2,000          113,000
    Bank America Corp                             1,000           99,750
    Federal National                              1,000           37,625
    H & R Block                                   1,000           29,000
    Salomon Inc                                   1,000           47,125
                                                                 _______
  Media (0.99%):                                                 406,500

    Media General                                 1,500           45,375

  Retailers (3.45%):

    GAP                                           2,000           60,250
    Price Costco                                  2,695           67,712 <F1>
    Toys-R-Us                                     1,000           29,875 <F1>
                                                                 _______
  Technology (8.16%):                                            157,837

    EMC Corp                                      2,000           66,250 <F1>
    Intel                                         1,000          130,938
    Sun Microsystems                              4,000          102,752 <F1>
    Teradyne                                      3,000           73,125 <F1>
                                                                 _______
  Telecommunications (2.15%):                                    373,065

    MCI Communications                            3,000           98,064

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

BALANCED PORTFOLIO, continued

Common Stocks (61.68%), continued

  Utility (3.83%):

    AT&T                                          1,000           43,375
    Bell Atlantic                                 1,000           64,750
    Lucent Technologies                             324           14,985
    SBC Communications                            1,000           51,875
                                                                 _______
                                                                 174,985

Total Common Stocks (cost 1,744,554)                           2,819,369
                                                               _________

Corporate Debt Securities (15.79%):

  Financial (2.35%):

    Merrill Lynch, 8.300%, due 11-01-02         100,000          107,246

  Industrial (8.93%):

    BP Amer, 9.375%, due 11-01-00               100,000          110,049
    GTE Southwest, 6.000%, due 1-15-06          100,000           93,885
    IBM, 7.250%, due 11-01-02                   100,000          103,039
    North Telecom, 6.875%, due 10-01-02         100,000          101,006
                                                                 _______
  International (4.52%):                                         407,979

    Quebec Province, 7.500%, due 07-15-02       100,000          103,370
    ELF Aquitaine, 7.750%, due 05-01-99         100,000          103,215
                                                                 _______
                                                                 206,585

Total Corporate Debt Securities                                  721,810
(cost 705,182)                                                   _______

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

BALANCED PORTFOLIO, continued

U.S. Gov't & Agency Obligations (13.33%):

  U.S. Treasury Notes:
    7.125%, due 10-15-98                        200,000          204,000
    7.250%, due 02-15-98                        100,000          101,344
    7.750%, due 12-31-99                        100,000          104,563
    6.500%, due 08-15-05                        100,000          100,688
    5.875%, due 11-30-01                        100,000           98,531
                                                               _________

Total U. S. Government (cost 598,225)                            609,126
                                                               _________


Total investments held  (cost 3,468,570)                       4,570,914

<F1>
non income producing security

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

                                                Shares/
LONG-INTERMEDIATE FIXED INCOME PORTFOLIO        Face Value    Value
Cash and Cash Equivalents (10.94%)

  Money Market Account (0.35%):

    Wells Fargo Bank Deposit Account             16,605          16,605

  Commercial Paper (10.59%):

    Ford Motor, 5.400%, due 01/06/97            250,000         250,000
    GE Capital, 5.500%, due 01/31/97            250,000         250,000
                                                                _______
                                                                500,000
Total Cash & Cash Equivalents
(cost 516,605)                                                  516,605

Corporate Debt Securities (11.30%):

  Industrial (11.30%):

    Atlantic Richfield, 8.550%, due 03-01-12    150,000         168,033
    Boeing Co DEB, 7.250%, due 06-15-25         150,000         150,474
    Caterpillar, 8.100%, due 01-15-04           100,000         107,033
    Wal-Mart Stores Inc, 8.625%, due 04-01-01   100,000         107,770
                                                              _________

Total Corporate Debt Securities                                 533,310
(cost 508,489)                                                _________


U.S. Gov't & Agency Obligations (77.76%):

  U.S. Treasury Obligations (49.25%)
   Bonds:
    6.250%, due 08-15-23                        250,000         234,298
    7.250%, due 05-15-16                        500,000         527,970

   Notes:
    5.000%, due 02-15-99                        400,000         392,624
    5.875%, due 02-15-04                        250,000         243,438
    6.375%, due 08-15-02                        100,000         100,656
    6.500%, due 05-15-05                        400,000         402,876
    7.750%, due 02-15-01                        400,000         422,752
                                                              _________
                                                              2,324,614

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (77.76%):
continued

  Federal Home Loan Mortgage Notes (4.47%):
    8.000%, due 03-15-20                         35,110          35,198
    7.500%, due 02-01-25                        172,450         173,205
    10.500%, due 02-01-01                         2,501           2,660
                                                                _______
  Federal National Mortgage Association                         211,063
  Pooled Notes (11.38%):
    9.000%, due 11-01-04                         14,383          15,052
    6.000%, due 11-01-23                        217,757         203,196
    6.500%, due 11-01-25                        241,322         230,236
    8.500%, due 04-25-18                          8,170           8,155
    7.950%, due 12-25-19                         79,357          80,398
                                                                _______
  Government National Mortgage                                  537,037
  Association Pooled Notes (12.66%):
    7.500%, due 05-15-07                         51,641          51,673
    7.500%, due 07-15-07                         37,251          37,275
    11.000%, due 07-15-15                        10,692          11,942
    12.000%, due 06-15-15                         1,294           1,486
    9.500%, due 09-15-19                         29,007          31,336
    9.000%, due 12-15-19                         36,149          38,092
    7.500%, due 12-15-23                        212,354         212,485
    6.500%, due 11-15-09                        215,503         213,447
                                                                _______
                                                                597,736

Total U.S. Government (cost 3,571,705)                        3,670,450
                                                              _________

Total investments held (cost 4,596,799)                       4,720,365

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1996
                                                Shares/
SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO       Face Value    Value
Cash and Cash Equivalents (1.64%)

  Wells Fargo Bank Deposit Account               73,123          73,123
  (cost 73,123)

Corporate Debt Securities (10.03%):

  Financial (6.69%):

    Beneficial, 6.120%, due 08-27-97            100,000         100,265
    Household Fin, 7.500%, due 03-15-97         100,000         100,340
    MBNA America, 6.100%, due 12-15-00          100,000          98,356
                                                                _______
  Industrial (3.34%):                                           298,961

    Hertz Corp, 6.700%, due 06-15-02            150,000         149,178


Total Corporate Debt Securities                                 448,139
(cost 447,478)                                                  _______

U.S. Gov't & Agency Obligations (88.33%):

  U.S. Treasury Notes (69.37%):
    5.000%, due 02-15-99                        400,000         392,624
    5.125%, due 04-30-98                        750,000         742,267
    5.125%, due 12-31-98                        200,000         196,688
    5.750%, due 08-15-03                        400,000         388,000
    5.750%, due 10-31-97                        325,000         324,594
    6.000%, due 10-15-99                        500,000         500,000
    6.125%, due 07-31-00                        300,000         300,000
    6.750%, due 05-31-99                        250,000         254,220
                                                              _________
  Federal Home Loan Mortgage Notes (4.02%):                   3,098,393

    8.000%, due 03-15-20                         17,555          17,599
    7.500%, due 12-15-05                         75,502          75,732
    7.000%, due 09-01-99                         85,665          86,146
                                                                _______
                                                                179,477

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (88.33%):
continued

  Federal National Mortgage Association
  Pooled Notes (10.02%):
    6.500%, due 10-01-10                        230,084         225,912
    6.087%, due 08-01-29                        222,907         221,862
                                                                _______
                                                                447,774

Total U.S. Government (cost 3,978,490)                        3,945,373
                                                              _________

Total investments held (cost 4,499,091)                       4,466,635

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1996

                                              Shares/
SHORT-TERM INCOME FUND                        Face Value    Value
Cash and Cash Equivalents (4.59%)

 Wells Fargo Bank Deposit Account               163,539         163,539
  (cost 163,539)

U.S. Gov't & Agency Obligations (95.41%):

  U.S. Treasury Notes (95.41%):
    5.250%, due 12-31-97                        575,000         571,228
    5.375%, due 11-30-97                        375,000         373,125
    5.500%, due 07-31-97                        400,000         399,500
    5.625%, due 06-30-97                        400,000         400,000
    5.750%, due 09-30-97                        400,000         399,752
    6.125%, due 03-31-98                        600,000         601,314
    6.250%, due 01-31-97                        250,000         250,078
    6.500%, due 04-30-97                        400,000         401,124
                                                              _________

Total U.S. Government (cost 3,406,091)                        3,396,121
                                                              _________

Total investments held (cost 3,569,630)                       3,559,660

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
STATEMENTS OF OPERATIONS
December 31, 1996

                            International  Growth     Value        Balanced   Long-          Short-
                            Value Equity   Equity     Equity                  Intermediate   Intermediate  Short-Term
                                                                              Fixed Income   Fixed Income  Income
Investment income:
  Interest income               5,605          3,084      47,216     100,004    328,815        318,145       152,160
  Dividend income              24,006 <F1>    24,555     510,880      41,064          0              0             0
  Other income                      0          1,542       1,530           0          0             38             0
                              _______        _______     _______     _______    _______        _______       _______
Total investment income        29,611         29,181     559,626     141,068    328,815        318,183       152,160

Expenses:
  Investment advisory fees      9,537         28,447     193,005      23,745     24,145         27,301        12,632
  Administration fees           4,975         18,337     104,737      19,582     23,450         24,713        13,691
  Consulting fees               2,047          7,642      43,689       8,110      3,985          4,295         2,232
  Custodian fees                1,718          6,748      38,824       7,338      8,771          9,247         4,896
  Legal fees                    1,102          4,210      24,376       4,531      5,530          6,188         3,071
  Audit fees                      466          1,746       9,999       1,849      2,286          2,474         1,271
  Insurance                       289          1,083       6,205       1,147      1,469          1,626           926
  Printing                         85            306       1,758         312        406            455           209
  Miscellaneous                    55            213       1,231         215        287            321           152
                            _________      _________  __________   _________  _________      _________     _________
Total expenses                 20,274         68,732     423,824      66,829     70,328         76,620        39,080

 Fees paid indirectly            (780)        (2,614)    (43,689)       (782)         0              0             0
                            _________      _________  __________   _________  _________      _________     _________
Net expenses                   19,494         66,118     380,135      66,047     70,328         76,620        39,080
                            _________      _________  __________   _________  _________      _________     _________
Net investment income
 (loss)                        10,117        (36,937)    179,491      75,021    258,487        241,563       113,080

Realized and unrealized
 gain (loss) on investments
Net realized gain
 on securities sold             7,171        147,020    2,583,986     33,943     53,493         23,613         4,012
Realized gain on exercised
 written option contracts           0              0            0      2,050          0              0             0
                             ________      _________      _______    _______    _______      _________      ________
Total realized gain
 on investments                 7,171        147,020    2,583,986     35,993     53,493         23,613         4,012

Unrealized appreciation
 (depreciation) on
 investments                   88,295        468,911      852,756    448,358   (238,190)      (104,511)      (17,432)
                            _________      _________   __________  _________  _________      _________     _________
Net realized and unrealized
 gain (loss) on investments    95,466        615,931    3,436,742    484,351   (184,697)       (80,898)      (13,420)
                            _________      _________   __________  _________  _________      _________     _________
Net increase in
net assets resulting
from operations               105,583        578,994    3,616,233    559,372     73,790        160,665        99,660

<F1>
Net of foreign taxes withheld in the amount of $4,331

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the year ended December 31, 1996 and for the period from December 1, 1995 (inception) through December 31, 1995


INTERNATIONAL EQUITY PORTFOLIO                            1996          1995
Increase in net assets from operations:

 Net investment income                                     10,117          334
 Net realized gain                                          7,171            0
 Net unrealized appreciation                               88,295        6,681
                                                        _________    _________
  Net increase in net assets
  resulting from operations                               105,583        7,015

Increase in net assets from unitholder
 activity (Refer to Note 9.)                              243,435      798,343
                                                        _________    _________

   Total increase in net assets                           349,018      805,358

Net assets, beginning of period                           805,358            0
                                                        _________    _________

Net assets, end of period                               1,154,376      805,358


Undistributed net investment income included in net assets:

  Beginning of period                                         334            0

  End of period                                            10,451          334

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1996 and 1995


GROWTH EQUITY PORTFOLIO                                    1996          1995
Increase (decrease) in net assets from operations:

 Net investment income                                    (36,937)      (21,339)
 Net realized gain                                        147,020        75,785
 Net unrealized appreciation                              468,911       379,367
                                                        _________     _________
  Net increase in net assets
  resulting from operations                               578,994       433,813

Increase in net assets from unitholder
 activity (Refer to Note 9.)                              213,779       388,192
                                                        _________     _________

   Total increase in net assets                           792,773       822,005

Net assets, beginning of year                           3,361,197     2,539,192
                                                        _________     _________

Net assets, end of year                                 4,153,970     3,361,197


Undistributed net investment loss included in net assets:

  Beginning of year                                       (59,244)      (37,905)

  End of year                                             (96,181)      (59,244)

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1996 and 1995


VALUE EQUITY PORTFOLIO                                    1996          1995
Increase in net assets from operations:

 Net investment income                                    179,491       214,583
 Net realized gain                                      2,583,986     1,690,989
 Net unrealized appreciation                              852,756     2,336,498
                                                       __________    __________
  Net increase in net assets
  resulting from operations                             3,616,233     4,242,070

Decrease in net assets from unitholder
 activity (Refer to Note 9.)                             (546,063)     (786,548)
                                                       __________    __________

   Total increase in net assets                         3,070,170     3,455,522

Net assets, beginning of year                          20,280,413    16,824,891
                                                       __________    __________

Net assets, end of year                                23,350,583    20,280,413


Undistributed net investment income included in net assets:

  Beginning of year                                     1,130,965       916,382

  End of year                                           1,310,456     1,130,965

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1996 and 1995


BALANCED PORTFOLIO                                         1996          1995
Increase in net assets from operations:

 Net investment income                                     75,021        80,232
 Net realized gain                                         35,993         6,532
 Net unrealized appreciation                              448,358       537,745
                                                        _________     _________
  Net increase in net assets
  resulting from operations                               559,372       624,509

Increase in net assets from unitholder
 activity (Refer to Note 9.)                              559,754       378,817
                                                        _________     _________

   Total increase in net assets                         1,119,126     1,003,326

Net assets, beginning of year                           3,489,492     2,486,166
                                                        _________     _________

Net assets, end of year                                 4,608,618     3,489,492


Undistributed net investment income included in net assets:

  Beginning of year                                       456,346       376,114

  End of year                                             531,367       456,346

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1996 and 1995


LONG-INTERMEDIATE FIXED INCOME PORTFOLIO                    1996          1995
Increase (decrease) in net assets from operations:

 Net investment income                                    258,487       236,014
 Net realized gain                                         53,493         6,981
 Net unrealized appreciation (depreciation)              (238,190)      452,522
                                                        _________     _________
  Net increase in net assets
  resulting from operations                                73,790       695,517

Increase (decrease) in net assets from unitholder
 activity (Refer to Note 9.)                              (63,438)      263,582
                                                        _________     _________

   Total increase in net assets                            10,352       959,099

Net assets, beginning of year                           4,722,412     3,763,313
                                                        _________     _________

Net assets, end of year                                 4,732,764     4,722,412


Undistributed net investment income included in net assets:

  Beginning of year                                     1,470,762     1,234,748

  End of year                                           1,729,249     1,470,762

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1996 and 1995


SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO                   1996          1995
Increase (decrease) in net assets from operations:

 Net investment income                                    241,563       288,392
 Net realized gain                                         23,613         1,808
 Net unrealized appreciation (depreciation)              (104,511)      339,459
                                                        _________     _________
  Net increase in net assets
  resulting from operations                               160,665       629,659

Decrease in net assets from unitholder
 activity (Refer to Note 9.)                           (1,738,311)     (738,676)
                                                        _________   ___________

   Total decrease in net assets                        (1,577,646)     (109,017)

Net assets, beginning of year                           6,072,516     6,181,533
                                                       __________    __________

Net assets, end of year                                 4,494,870     6,072,516


Undistributed net investment income included in net assets:

  Beginning of year                                     1,533,522     1,245,130

  End of year                                           1,775,085     1,533,522

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1996 and 1995


SHORT-TERM INCOME FUND                                      1996          1995
Increase (decrease) in net assets from operations:

 Net investment income                                    113,080       107,391
 Net realized gain                                          4,012        16,730
 Net unrealized appreciation (depreciation)               (17,432)       11,965
                                                        _________     _________
  Net increase in net assets
  resulting from operations                                99,660       136,086

Increase (decrease) in net assets from unitholder
 activity (Refer to Note 9.)                              906,691      (285,965)
                                                        _________     _________

   Total increase (decrease) in net assets              1,006,351      (149,879)

Net assets, beginning of year                           2,565,765     2,715,644
                                                        _________     _________

Net assets, end of year                                 3,572,116     2,565,765


Undistributed net investment income included in net assets:

  Beginning of year                                     1,274,080     1,166,689

  End of year                                           1,387,160     1,274,080

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS


1.  Organization:

The Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans (the Trust) is a collective investment trust which was established under the laws of the State of California by the Alameda-Contra Costa Medical Association (the Associaton) to be managed by a supervisory comittee with Wells Fargo Bank, National Assocation (Wells Fargo), acting as the custodial trustee (the Custodial Trustee) under a Declaration of Trust dated February 9, 1990. The Association is also administrator of the Trust pursuant to an Administrative Services agreement between the Trust and the Association. The Trust is registered with the Securities and Exchange Commission as an open-end diversified management investment company. Units of beneficial interest in the Portfolios (the Units) are sold without a sales charge and are available only to Retirement Plans.

The Trust offers seven investment portfolios, each with a different investment objective, for the investment of funds held in retirement plans. The Prospectus for the Trust includes certain investment restrictions that cannot be changed for any portfolios without the approval of a majority of the outstanding units of that portfolio. The investment objectives of the Portfolios are as follows:

Capital Growth                Growth and Income     Fixed Income
International Value Equity    Value Equity          Long-Intermediate Fixed Income
Growth Equity                 Balanced              Short-Intermediate Fixed Income
                                                    Short-Term Income

2.  Summary of Significant Accounting Policies:

Security Valuation:

Investments for which market quotations are readily available are stated at market value, which is determined using the last reported closing price. Securities traded over-the-counter are stated at the last reported bid price or last current sales price, as applicable. United States government and agency obligations are valued at bid quotations from the Federal Reserve Bank for identical or similar obligations. Short-term money market instruments are calculated at bid quotations or by reference to bid quotations for similar instruments of issuers with similar credit ratings. Debt securities with remaining maturities of 60 days or less are stated at amortized cost which approximates market value.
PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

2.  Summary of Significant Accounting Policies:

Security Transactions and Related Investment Income:

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost of securities sold is computed on an average cost basis.

Distributions:

The Trust does not declare and pay dividends on its investment income or distribute its realized gains. Income earned on assets in the portfolio is included in the total value of assets of that portfolio as are realized gains or losses from security transactions and unrealized appreciation or depreciation on securities held.

Fund Valuation:

The value of participating units, upon admission to or withdrawal from the Trust, is based upon the net asset value as of the current month end date. There are no transaction fees charged.

Taxation:

As a group trust organized for the collective investment of the assets of Retirement Plans, the Trust is exempt from income tax pursuant to Revenue Ruling 81-100 of the Internal Revenue
Service.

Accounting Estimates:

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Expense Allocation:

Common expenses are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. In all other respects, expenses are charged directly to the Portfolios to which they relate.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

3.  Covered Call Options:

The Balanced Portfolio writes covered call options in which premiums received are recorded as a liability which is marked to market to reflect the current value of the options written. A covered call option gives the holder the right to purchase the underlying security which the Balanced Portfolio owns at any time during the option period at a predetermined exercise price. The risk in writing a covered call option is that the Balanced Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. When an option written expires or the Portfolio enters into a closing purchase transaction, the liability is extinguished and the Portfolio realizes a gain or loss. When an option written is exercised, the proceeds of the sale of the underlying security are increased by the premium originally received and the Portfolio realizes a gain or loss. The purpose of this investment strategy is to create income by selling options for a specified price, known as a premium, on stocks that in the Investment Manager's point of view will not be "called" or exercised by the buyer. Or, the Investment Manager may sell options on the stocks when he believes the premium, plus the proceeds from the stocks that are called, will create a greater total rate of return than would be received if the common stocks alone were to be sold.

3.  Covered Call Options, continued             Number    Cost

Balance at beginning of the year                     0         0

Options written during the year:

 Apple Computer Call @ 25, 10-19-96              2,000     2,050

Options exercised during the year:

 Apple Computer Call @ 25, 10-19-96             (2,000)   (2,050)
                                                 _____     _____

Balance at end of year                               0         0

4.  Investment Management and Administration:

Under the terms of the Declaration of Trust, the custodial trustee will maintain possession of the assets of the portfolios and perform certain other services. The custodial trustee will be paid a quarterly fee for these services as specified in the Declaration of Trust.

The Association will provide certain administrative and accounting services to the Trust in accordance with the terms of the Administrative Services Agreement. As compensation for its services, the Association is paid a quarterly fee at the annual rate of 45/100 of 1% of the aggregate fair market value of the assets of the combined portfolios determined as of the last business day of each calendar quarter, plus an additional $1,000 per month.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

4.  Investment Management and Administration, continued

Portfolio management services are provided by various
Investment Managers.  Information regarding the Investment
Managers is as follows:

Lazard Freres Asset Management: Lazard is responsible for the overall management of the International Value Equity Portfolio and is paid a quarterly management investment fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $1,000,000 of the average monthly assets of such Portfolio and
 .75 of 1.0% of such assets in excess of $1,000,000, determined as of the last business day of each month.

The Burridge Group LLC: Burridge is responsible for overall management of the Growth Equity Portfolio and is paid a quarterly management investment fee for its services to such Portfolio at the annual rate of .75 of 1.0% of the aggregate fair market value of the first 10,000,000 of the average monthly assets of such Portfolio, .625 of 1.0% of the next 10,000,000, .50 of 1.0% of the next 20,000,000,
 .375 of 1.0% of the next 20,000,000 and .25 of 1.0% of the next 40,000,000 determined as of the last business day of each month.

Towneley Capital Management, Inc: Towneley is responsible for overall management of the Value Equity Portfolio and is paid a quarterly investment management fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first 10,000,000, .75 of 1.0% of the next 10,000,000 and .55 of 1.0%
of the balance of the average monthly assets of such Portfolio. The asset value is determined as of the last business day of each month.

Guardian Investment Management: Guardian is responsible for overall management of the Balanced Portfolio and is paid a quarterly investment management fee for its services to the Balanced Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $250,000 of the average monthly assets of such Portfolio and .60 of 1.0% of such assets in excess of $250,000, determined as of the last business day of each month.

Scudder, Stevens & Clark Inc: Scudder is responsible for overall management of the Long-Intermediate Fixed Income Portfolio, the Short-Intermediate Fixed Income Portfolio and the Short-Term Income Fund and is paid a quarterly investment management fee for its services to these three Portfolios at the annual rate of .50 of 1.0% of the aggregate fair market value of the average monthly assets in these Portfolios, determined as of the last business day of the month.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued


5.  Brokerage Commissions Paid to Affiliated Brokers:

During the year ended December 31, 1996, the International Value Equity, Growth Equity, Value Equity and Balanced Portfolios paid $2,011, $5,307, $87,802 and $1,650, respectively to Paine Webber for commissions. A broker for Paine Webber is a consultant for the Trust.

6.  Expense Offset Arrangements:

For the year ended December 31, 1996, consulting expense amounts include a total of $47,856 that has been paid indirectly with commission dollars.

7.  Purchases and Sales of Investment Securities:

The aggregate cost of purchases and proceeds form sales of investments (excluding short-term and U.S. government securities) for the year ended December 31, 1996, were as follows:

                                                                               Long-         Short-
                         International  Growth     Value                   Intermediate   Intermediate   Short-Term
                            Equity      Equity     Equity       Balanced   Fixed Income   Fixed Income   Income

Purchases                  1,010,213    1,121,557  20,576,490   594,530            0         98,711              0

Proceeds                     348,569    1,065,463  20,069,025   268,261            0              0              0


The aggregate cost of purchases and proceeds from sales of U.S. government securities for the year ended December 31,
1996 were as follows:


                                                                               Long-         Short-
                         International  Growth     Value                   Intermediate   Intermediate   Short-Term
                            Equity      Equity     Equity       Balanced   Fixed Income   Fixed Income   Income

Purchases                    0          0          0            197,787    1,192,570      1,539,476      3,853,070

Proceeds                     0          0          0                  0      990,036      2,412,993      2,450,000

8.  Unit Value Adjustments:

On February 22, 1996, the Supervisory Committee approved a unit value adjustment through a unit split so that as of July 1, 1996, the unit values of certain Portfolios shall be $10.00. The share amounts shown in Note 9 and the per unit amounts shown in Note 10 have been restated to reflect the unit split in accordance with the following ratios:
Value Equity Portfolio - 12.3862 to 1; Balanced Portfolio - 4.8470 to 1; Long-Intermediate Fixed Income Portfolio - 5.5382 to 1; Short-Intermediate Fixed Income Portfolio - 2.0957 to 1; Short-Term Income Fund - 4.4817 to 1.
PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS


NOTES TO FINANCIAL STATEMENTS, continued

9.  Unit Activity:

At December 31, 1996, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1996, are as follows:

                                                                                                          Long-
                                                                                                       Intermediate
                     International Equity  Growth Equity       Value Equity           Balanced         Fixed Income
                     Units    Amount      Units    Amount    Units    Amount      Units    Amount    Units    Amount
Sales                  4,862     50,296     11,537   179,702   62,757    638,900   26,755    274,491    5,446     54,793
Transfers from
 other portfolios     30,083    317,000     22,975   366,834   21,550    212,854   36,994    374,542   48,060    495,000
Redemptions           (1,286)   (14,345)    (9,054) (148,174) (66,409)  (707,360)  (8,306)   (89,279) (37,932)  (393,650)
Transfers to
 other portfolios    (10,350)  (109,516)   (12,316) (184,583) (66,434)  (690,457)       0          0  (21,484)  (219,581)
                      ______    _______    _______  ________  _______   ________   ______   ________   ______    _______
Net increase
 (decrease)           23,309    243,435     13,142   213,779  (48,536)  (546,063)  55,443    559,754   (5,910)   (63,438)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued

9.  Unit Activity:, continued

At December 31, 1996, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1996, are as follows:
                           Short-
                           Intermediate
                           Fixed Income              Short-Term Income
                           Units      Amount         Units     Amount
Sales                          8,209      82,714      33,054    331,027
Transfers from
 other portfolios                499       5,000      88,529    898,245
Redemptions                  (43,071)   (432,411)    (25,213)  (250,857)
Transfers to
 other portfolios           (137,620) (1,393,614)     (7,188)   (71,724)
                             _______   _________     _______   ________

Net increase (decrease)     (171,983) (1,738,311)     89,182    906,691

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Unit Activity:

At December 31, 1995, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1995, are as follows:

NOTE: International Value Equity inception date is December 1, 1995.
                                                                                                       Long-
                     International                                                                   Intermediate
                        Equity          Growth Equity       Value Equity           Balanced          Fixed Income
                     Units    Amount    Units    Amount    Units     Amount      Units    Amount     Units    Amount
Sales                     0         0     5,510    81,588    78,603     675,829   15,695    140,517    8,883     83,084
Transfers from
 other portfolios    79,824   798,343    42,756   622,375    22,047     181,391   46,788    411,863   64,226    612,389
Redemptions               0         0    (3,212)  (43,693)  (53,422)   (430,977)  (3,688)   (33,752) (31,667)  (296,865)
Transfers to
 other portfolios         0         0   (18,990) (272,078) (135,158) (1,212,791) (15,632)  (139,811) (13,757)  (135,026)
                     ______   _______   _______  ________   _______  __________    ______  ________   ______    _______
Net increase
 (decrease)          79,824   798,343    26,064   388,192   (87,930)   (786,548)  43,163    378,817   27,685    263,582

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued

9.  Unit Activity:, continued

At December 31, 1995, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1995, are as follows:
                           Short-
                           Intermediate
                           Fixed Income         Short-Term Income
                           Units     Amount     Units      Amount
Sales                        5,336     51,213      41,900    403,811
Transfers from
 other portfolios           22,286    220,234      22,373    215,759
Redemptions                (45,090)  (423,834)    (19,755)  (189,176)
Transfers to
 other portfolios          (60,904)  (586,289)    (74,518)  (716,359)
                           _______   ________     _______   ________

Net increase (decrease)    (78,372)  (738,676)    (30,000)  (285,965)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

10.  Financial Highlights:

Financial highlights for each unit outstanding for the year ended
December 31, 1996 and the period December 1, 1995 (inception) through
December 31, 1995, is as follows:


INTERNATIONAL EQUITY PORTFOLIO           1996        1995

Net asset value, beginning of period     10.09        10.00

Net investment income                      .10            0

Net realized and unrealized gain          1.00          .09
                                         _____        _____

Total from investment operations          1.10          .09

Net asset value, end of period           11.19        10.09

Total Return                             10.90%        0.90%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                       1.01%        0.04%

Portfolio turnover rate                  40.54%           0%

Average commission rate per share        0.0909       0.0600

Net assets at end of period (in 000's)    1,154         805

Ratio of expenses to average net assets   2.02% <F1>   0.11%

Ratio of net expenses to average
   net assets                             1.94% <F2>   0.11%

<F1>
Ratio has been calculated using the total expense amount which includes fees paid indirectly.
<F2>
Ratio has been calculated using the net expense amount which excludes fees paid indirectly.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

10.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended
December 31, 1996, 1995, 1994 and 1993, and the period October 1, 1992
(inception) through December 31, 1992, are as follows:



GROWTH EQUITY PORTFOLIO                   1996         1995     1994      1993     1992

Net asset value, beginning of year        14.27        12.12    13.01     11.74     10.00

Net investment loss                        (.14)        (.07)    (.11)     (.07)     (.01)

Net realized and unrealized gain (loss)    2.57         2.22     (.78)     1.34      1.75
                                          _____        _____    _____     _____     _____

Total from investment operations           2.43         2.15     (.89)     1.27      1.74

Net asset value, end of year              16.70        14.27    12.12     13.01     11.74

Total Return                              17.03%       17.74%   (6.84)%   10.82%    69.60% <F1>


Ratios and Supplemental Data


Ratio of net investment income (loss)
  to average net assets                   (.99)%       (.68)%   (.72)%    (.68)%    (.07)%

Portfolio turnover rate                   28.97%       33.63%   52.49%    38.58%    12.95%

Average commission rate per share         0.0741       0.1339

Net assets at end of year (in 000's)      4,154        3,361    2,539     3,242     1,660

Ratio of expenses to average net assets    1.84% <F2>   1.67%    1.86%     1.79%      .41%

Ratio of net expenses to average
  net assets                               1.77% <F3>   1.67%    1.86%     1.79%      .41%

<F1>
annualized
<F2>
Ratio has been calculated using the total expense amount which includes fees paid indirectly.
<F3>
Ratio has been calculated using the net expense amount which excludes fees paid indirectly.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

10.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended
December 31, 1996, 1995, 1994, 1993 and 1992 are as follows:



VALUE EQUITY PORTFOLIO                   1996         1995      1994      1993     1992

Net asset value, beginning of year         9.62         7.66      7.74      6.71     5.94

Net investment income                       .10          .12       .02       .06      .13

Net realized and unrealized gain (loss)    1.62         1.84      (.10)      .97      .64
                                          _____       ______     _____     _____    _____

Total from investment operations           1.72         1.96      (.08)     1.03      .77

Net asset value, end of year              11.34         9.62      7.66      7.74     6.71

Total Return                              17.88%       25.57%     (.99)%   15.37%   12.88%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                         .84%        1.15%      .70%     1.18%    1.75%

Portfolio turnover rate                   98.50%      103.58%   116.01%    65.85%   85.40%

Average commission rate per share         0.0601       0.1486

Net assets at end of year (in 000's)     23,351       20,280    16,825    15,518   12,622

Ratio of expenses to average net assets    1.98% <F1>   1.82%     1.99%     1.99%    2.01%

Ratio of net expenses to average
  net assets                               1.78% <F2>   1.82%     1.99%     1.99%    2.01%

<F1>
Ratio has been calculated using the total expense amount which includes fees paid indirectly.
<F2>
Ratio has been caluclated using the net expense amount which excludes fees paid indirectly.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

10.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended
December 31, 1996, 1995, 1994, 1993, and 1992 are as follows:



BALANCED PORTFOLIO                       1996        1995      1994      1993      1992

Net asset value, beginning of year         9.47        7.64      7.64      7.05      6.70

Net investment income                       .02         .08       .34       .32       .13

Net realized and unrealized gain (loss)    1.38        1.75      (.34)      .27       .22
                                          _____      ______     _____     _____     _____

Total from investment operations           1.40        1.83         0       .59       .35

Net asset value, end of year              10.87        9.47      7.64      7.64      7.05

Total Return                              14.78%      23.91%      .03%     8.34%     5.26%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                        1.88%       2.68%     3.09%     2.57%     2.59%

Portfolio turnover rate                    7.67%       6.30%     5.18%     4.75%    17.78%

Average commission rate per share         0.0825      0.1872

Net assets at end of year (in 000's)      4,609       3,489     2,486     2,854     3,223

Ratio of expenses to average net assets    1.68% <F1>  1.47%     1.63%     1.63%     1.64%

Ratio of net expenses to average
  net assets                               1.66% <F2>  1.47%     1.63%     1.63%     1.64%

<F1>
Ratio has been calculated using the total expense amount which includes fees paid indirectly.
<F2>
Ratio has been calculated using the net expense amount which excludes fees paid indirectly.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

10.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended
December 31, 1996, 1995, 1994, 1993 and 1992 are as follows:



LONG-INTERMEDIATE FIXED INCOME PORTFOLIO 1996        1995      1994      1993      1992

Net asset value, beginning of year        10.27        8.71      9.16      8.39      7.89

Net investment income                       .61         .34      1.08       .53       .55

Net realized and unrealized gain (loss)    (.45)       1.22     (1.53)      .24      (.05)
                                          _____      ______     _____     _____     _____

Total from investment operations            .16        1.56      (.45)      .77       .50

Net asset value, end of year              10.43       10.27      8.71      9.16      8.39

Total Return                               1.56%      17.93%    (4.93)%    9.19%     6.39%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                        5.29%       5.53%     5.64%     5.44%     6.11%

Portfolio turnover rate                   17.30%       5.95%        0%    10.68%     9.79%

Net assets at end of year (in 000's)      4,733       4,722     3,763     5,156     4,908

Ratio of expenses to average net assets    1.44%       1.35%     1.49%     1.49%     1.52%

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

10.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended
December 31, 1996, 1995, 1994, 1993 and 1992 are as follows:



SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO 1996         1995      1994      1993      1992

Net asset value, beginning of year          9.97         8.99      9.23      8.68      8.18

Net investment income                        .49  <F1>    .71       .69       .37       .01

Net realized and unrealized gain (loss)     (.17) <F1>    .27      (.93)      .18       .49
                                           _____       ______     _____     _____     _____

Total from investment operations             .32          .98      (.24)      .55       .50

Net asset value, end of year               10.29         9.97      8.99      9.23      8.68

Total Return                                3.21%       10.88%    (2.58)%    6.38%     6.06%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                         4.63%        4.76%     4.78%     4.75%     5.16%

Portfolio turnover rate                    31.68%       19.21%        0%    25.60%     6.69%

Net assets at end of year (in 000's)       4,495        6,073     6,182     7,575     6,747

Ratio of expenses to average net assets     1.47%        1.37%     1.51%     1.47%     1.47%

<F1>
Per share amounts have been calculated using the average shares outstanding during the period.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

10.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended
December 31, 1996, 1995, 1994, 1993 and 1992 are as follows:



SHORT-TERM INCOME FUND                    1996         1995    1994        1993      1992

Net asset value, beginning of year          9.82        9.33    9.10        8.91      8.63

Net investment income <F1>                   .40         .39     .26         .32       .38

Net realized and unrealized loss <F1>       (.02)        .10    (.03)      ( .13)    ( .10)
                                           _____       _____   _____       _____     _____

Total from investment operations             .38         .49     .23         .19       .28

Net asset value, end of year               10.20        9.82    9.33        9.10      8.91

Total Return                                3.87%       5.33%   2.50%       2.10%     3.31%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                         4.03%       4.11%     2.87%     3.60%     4.33%

Portfolio turnover rate                        0%

Net assets at end of year (in 000's)       3,572       2,566     2,716     2,120     3,481

Ratio of expenses to average net assets     1.39%       1.38%     1.50%     1.59%     1.55%

<F1>
Per share amounts have been calculated using the average shares outstanding during the period.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

11.   Subsequent Event:

On February 20, 1997, the Supervisory Committee approved a name change of one of the Portfolios from the Money Market Portfolio to the Short-Term Income Fund.



MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
The International Value Equity Portfolio

The Investment Manager of the International Value Equity Portfolio is Lazard Freres Asset Management. John R. Reinsberg is the Managing Director responsible for all International/Global investments. Prior to joining Lazard Freres Asset Management in 1991, Mr. Reinsberg was an Executive Vice President in charge of Global/International Investments at General Electric Investment Corporation. Mr. Reinsberg has a B.A. from the University of Pennsylvania, and an MBA from Columbia University.

Ronald J. Saba is the Portfolio Manager/Analyst responsible for the day-to-day management of the International Value Equity Portfolio. Prior to joining Lazard Freres Asset Management in 1996, Mr. Saba was s Senior Vice President, Portfolio Manager/Analyst for Brandes Investment Partners, Inc. Mr. Saba has a Bachelor of Commerce degree from McGill University, and an MBA from the University of Chicago.

The line graph below compares the performance of the International Value Equity Portfolio with the MSCI EAFE Index since the portfolio's inception. The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the International Value Equity
Portfolio, the MSCI EAFE Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.
Date            MSCI EAFE Index   Growth Equity Portfolio
12/01/95        10,000            10,000
12/31/95        10,405            10,090
12/31/96        11,067            11,190

The annualized total returns for the International Value Equity
Portfolio are shown below:
Period              Return
One Year            10.90%
Since inception     10.97%

For the 1996 fiscal year, the MSCI EAFE Index was up 6.0%.  The
Lazard Freres Asset Management accounts outperformed this index.
Outperformance was due to overweighting of good performing countries such as France and Germany, and underweighting of Japan which performed poorly. In addition we had good security selection in Germany and Japan.

The same forces which drove U. S. equity returns over the past two years are now in place in many foreign markets and this does well for international equity investing. Corporate restructuring (asset redeployment, productivity enhancements, cost reductions, and deleveraging) is becoming more and more common in Europe and is beginning to emerge in Japan. Interest rates have been declining all over the world, and investors who previously enjoyed high returns on fixed income instruments will now turn to the equity markets to achieve higher long-term returns. Increasingly Europeans realize that their "pay as you go" pension schemes will be insufficient to fund their retirement years. In all likelihood they too will redirect more and more of their funds toward their local equity markets in an effort to create wealth for their retirement. The emergence of a more prevalent equity culture will also put greater pressure on foreign corporations to create higher returns.

The Growth Equity Portfolio

The Burridge Group LLC, is the Investment Manager of the Growth Equity Portfolio. Christopher Fleming is the individual charged with day-to-day management. Mr. Fleming has been managing the Growth Equity Portfolio since 1994. Mr. Fleming has fifteen years of experience as a security analyst and portfolio manager. With generalist analyst experience, Mr. Fleming has a depth of knowledge and experience in the capital goods, finance, consumer non-durable, insurance, recreation and energy industries. Immediately prior to joining The Burridge Group, LLC, Mr. Fleming spent five years as co-manager of the Institutional Equities Group of Harris Associated, L.P., in Chicago. Mr. Fleming conducted research and shared responsibility for the management of $800 million in institutional equity portfolios. Mr. Fleming also spent three years at Oppenheimer Capital, L.P., New York, as a member of the Investment Committee and Equity Research Committee with portfolio management responsibility for institutional and high net worth accounts. He started his career at the United Bank of Denver, where he was an analyst and portfolio manager. Mr. Fleming's education includes: a Juris Doctorate; a Master's degree in Business Administration; and a Bachelor's degree in Finance from the University of Denver. He also received a Master's degree of Science from the London School of Economics and is a Chartered Financial Analyst.

The line graph below compares the performance of the Growth
Equity Portfolio with the S&P 500 Index since the portfolio's inception. The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Growth Equity Portfolio, the S&P 500 Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.
Date            S&P 500 Index     Growth Equity Portfolio
9/30/92         10,000            10,000
12/31/92        10,510            11,741
12/31/93        11,560            13,007
12/31/94        11,711            12,120
12/31/95        16,095            14,268
12/31/96        19,808            16,703

The annualized total returns for the Growth Equity Portfolio are shown below:
Period              Return
One Year            17.03%
Since inception     12.82%


During 1996, the S&P 500 returned 22.96% versus 19.20% for the S&P MidCap and 16.5% for the Russell 2000. Large cap stocks were the beneficiaries of a liquidity driven market and now have provided better returns versus small and midcap stocks for the last three years. Our client account benefitted from our exposure to stocks in the consumer discretionary, financial services and technology sectors which had returns of 25%, 29% and 34%, respectively. We believe midcap stocks should begin to outperform the popular indexes in 1997 because of the full valuation of large cap stocks relative to midcap issues.


The Value Equity Portfolio

The Investment Manager of the Value Equity Portfolio is Towneley Capital Management, Inc. Wesley G. McCain, Towneley Capital Management's chairman, directs the investment of the Value Equity Portfolio in collaboration with a staff of 25 professional and administrative personnel. Dr. McCain, who holds a doctoral degree from Stanford University and Master's degree from Columbia and Stanford, was formerly on the faculty of the Graduate School of Business of Columbia University. He is also a Chartered Financial Analyst. Dr. McCain founded Towneley Capital Management in 1971 and has managed the Value Equity Portfolio since July of 1990.

Kathy A. O'Connor, Vice President and Portfolio Manager, has been working closely with Dr. McCain in managing the portfolio. Ms. O'Connor, who has been an analyst and portfolio manager with Towneley Capital Management, Inc. since 1987, holds a Master's degree in Business Administration from Babson College, a Bachelor's degree in Business from the University of Massachusetts, and is a Chartered Financial Analyst.

The line graph below compares the performance of the Value Equity
Portfolio with the S&P 500 Index since the portfolio's inception.
The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Value Equity Portfolio, the S&P 500 Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.
Date           S&P 500 Index       Value Equity Portfolio
7/31/90        10,000              10,000
12/31/90        9,424               9,618
12/31/91       12,303              11,660
12/31/92       13,246              13,162
12/31/93       14,570              15,183
12/31/94       14,760              15,032
12/31/95       20,285              18,875
12/31/96       24,965              22,244

The annualized total returns for the Value Equity Portfolio are shown below:
Period              Return

One Year            17.88%
Five Years          13.81%
Since inception     13.29%

Towneley Capital Management pursued its strategy of selecting individual stocks based on their rank in the firm's quantitative comparative valuation model. In this process, exposure to industry sectors is a result of purchases and sales of positions in specific companies rather than a planned approach driven by economic forecast. Nevertheless, some degree of industry concentration may occur. In 1996, the market, as measured by most equity market indexes, had strong returns. The equity market strength was due, in large part, to extreme performance in a few sectors, notably technology and finance. We are value equity managers and, therefore, we rebalance into undervalued securities when market momentum creates extreme valuations in some sectors. We continue to have a significant weight in the still undervalued retail, energy, minerals, and finance sectors. The finance sector continues to benefit from low interest rates and technological improvements. During the year, we reduced our weight in the technology sector as the market created extreme valuations.


The Balanced Portfolio

The Investment Manager of the Balanced Portfolio is Guardian Investment Management. The individuals charged with the responsibility of managing the portfolio are Robert M. Tomasello and Donald L. Hansen, who are partners of the firm. Both partners were Investment Managers from the Bank of America prior to forming the firm in 1976. Mr. Tomasello holds a Bachelor's degree in Finance from the University of San Francisco and an Master's degree in Business Administration from Golden Gate University. Mr. Hansen has his bachelor's degree from the University of Iowa and attended the Harvard Management Workshop.

Mr. Tomasello is primarily involved with equity selection of the portfolio while Mr. Hansen is involved with the fixed income selections. Both partners share equal responsibility for sector weightings and place emphasis in this analysis when deciding equity and fixed income decisions.

The line graph below compares the performance of the Balanced
Portfolio with the S&P 500 Index and the Merrill Lynch 3-5 Year
Treasuries Index since the portfolio's inception. The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Balanced
Portfolio, the S&P 500 Index and the Merrill Lynch 3-5 Year
Treasuries Index are unmanaged and do not incur any operating expenses. If such expenses had been applied to the indices, their performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.
Date         Merrill Lynch 3-5 Year    S&P 500    Balanced
             Treasury Index            Index      Portfolio
7/31/90      10,000                    10,000     10,000
12/31/90     10,516                     9,424      9,468
12/31/91     12,110                    12,303     11,211
12/31/92     13,006                    13,246     11,803
12/31/93     14,178                    14,570     12,785
12/31/94     13,790                    14,760     12,790
12/31/95     16,013                    20,285     15,848
12/31/96     16,583                    24,966     18,192

The annualized total returns for the Balanced Portfolio are shown below:
Period             Return
One Year           14.78%
Five Years         10.16%
Since inception     9.81%

The objective of the Balanced Portfolio is to be invested in a weighting of a maximum of 60% to 65% in equities and 35% to 40% in fixed income investments. Cash instruments are included in the fixed income allocation. However, maximum cash reserves are to be 10% at any one time of the fixed portion of the portfolio.

Because of strict parameters for the Balanced Portfolio, the Investment Manager attempts to achieve the highest rate of return for the least amount of risk. The equity portion of the portfolio is well diversified in every sector of the S&P 500 Index. Guardian's approach to outperforming the S&P 500 Index is centered on over-weighting sectors of the market that have higher earnings growth potential or equities that represent significant value given their current market valuation. The fixed income strategy is to own bonds that have maturities less than ten years with ratings of A or better by the major services.

The 1996 performance was again, as in 1995, competitive with the indexes because of a large weighting in financial stocks and good results in technology holdings. The financial sector was 15% of the equity account. The portfolio turnover was, by all fund standards, extremely low averaging around 10% for the year.
Fixed income maturities stayed within 10 years and performed equally to the bond indexes. Equities stayed at about 60% of the portfolio, which is within the parameters of the fund.


The Long-Intermediate Fixed Income Portfolio

The Investment Manager of the Long-Intermediate Fixed Income
Portfolio is Scudder, Stevens & Clark, Inc. Kristin L. Bradbury has been charged with the day-to-day management of the portfolio.

Ms. Bradbury is a Vice President of Scudder, Stevens & Clark,
Inc. and has been associated with the firm since July of 1993.
She has over 10 years experience within the investment industry and is a Chartered Financial Analyst.

The line graph below compares the performance of the Long-
Intermediate Fixed Income Portfolio with the Lehman Aggregate
Index since the portfolio's inception. The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Long-Intermediate
Fixed Income Portfolio, the Lehman Aggregate Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.

              Lehman Aggregate        Long-Intermediate
Date          Bond Index              Fixed Income Portfolio
7/31/90       10,000                  10,000
12/31/90      10,451                  10,450
12/31/91      12,123                  11,996
12/31/92      13,020                  12,763
12/31/93      14,290                  13,936
12/31/94      13,872                  13,249
12/31/95      16,436                  15,624
12/31/96      17,029                  15,862

The annualized total returns for the Long-Intermediate Fixed
Income Portfolio are shown below:
Period             Return
One Year           1.56%
Five Years         5.77%
Since inception    7.46%

The portfolio's guidelines stipulate that all securities must be rated A or better, the maximum allowable investment per issuer (other than Government-related issues) is 5%, the weighted average maturity must be between 7 and 12 years, and collateralized mortgage obligations are limited to 15% of the total portfolio.

During 1996, interest rates experienced significant volatility as investors tried to gauge the strength of the economy. Spurts of economic growth early in the year were followed by evidence of a slowing economy in late summer and, finally, signs of a strong holiday spending season. All told, the 30-year U. S. Treasury yield rose from 5.95% as of December 31, 1995, to near 6.64% at year end.

The Long-Intermediate Fixed Income Portfolio began the year with an average maturity of 9.4 years. The average maturity was reduced slightly during the year, to 9.0 years at year end. It is slightly longer than the average maturity of the Index, at 8.7 years.

The Portfolio is well diversified across U.S. Treasuries, corporate and mortgage backed securities. As of December 31, 1996, investments in U.S. Treasury securities totaled 49% of the Portfolio, while mortgage-related securities comprised nearly 30% of the Portfolio. In order to accommodate potential cash outflows, approximately 10% of the Portfolio was invested in cash equivalent securities.

The rise in interest rates in 1996 resulted in an increase in the Portfolio's yield-to-maturity to 6.6% at year end, up from 6.1% at the start of the year. The average quality of the portfolio was AAA throughout the year.

The Short-Intermediate Fixed Income Portfolio

The Investment Manager of the Short-Intermediate Fixed Income
Portfolio is Scudder, Stevens & Clark, Inc. Kristin L. Bradbury has been charged with the day-to-day management of the portfolio.

Ms. Bradbury is a Vice President of Scudder, Stevens & Clark,
Inc. and has been associated with the firm since July of 1993.
She has over 10 years experience within the investment industry and is a Chartered Financial Analyst.

The line graph below compares the performance of the Short-
Intermediate Fixed Income Portfolio with the Merrill Lynch 1-5
Year Government/Corporate Bond Index since the portfolio's inception. The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Short-Intermediate Fixed Income Portfolio, the Merrill Lynch 1-5 Year Government/Corporate Bond Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.

                  Merrill Lynch 1-5 Year      Short-Intermediate
                  Government/Corporate        Fixed Income
Date              Bond Index                  Portfolio
7/31/90           10,000                      10,000
12/31/90          10,463                      10,382
12/31/91          11,818                      11,583
12/31/92          12,626                      12,285
12/31/93          13,519                      13,069
12/31/94          13,441                      12,735
12/31/95          15,174                      14,120
12/31/96          15,871                      14,566

The annualized total returns for the Short-Intermediate Fixed
Income Portfolio are shown below:
Period               Return
One Year             3.21%
Five Years           4.70%
Since inception      6.04%

The investment objective for the Short-Intermediate Fixed Income Portfolio is current income. The Portfolio operates under similar guidelines as the Long-Intermediate Fixed Income Portfolio, the main exception being that the allowable weighted average maturity is between 1 and 5 years. The shorter maturity results in less volatility over extended time periods, relative to the Long-Intermediate Fixed Income Portfolio. This is illustrated by the difference in returns between the two portfolios in 1996. The average maturity of the Portfolio was
2.9 years as of December 31, 1996, up slightly from 2.4 years at the beginning of the year. The average maturity was extended to take advantage of longer, higher yielding securities.

The yield to maturity of the Portfolio increased to 6.1% as of December 31, 1996 from 5.4% at the beginning of the year. Portfolio yield increased as a result of higher interest rates in general as well as an increased allocation to mortgage-backed securities. Mortgage related securities comprised 19% of the Portfolio as of year end compared to 10% at the beginning of the year. The mortgage sector performed well in 1996 and continues to offer a significant yield advantage over U.S. Treasuries.

As of December 31, 1996, cash reserves represented 2% of the Portfolio. Short-term U.S. Treasury securities supplement the cash position in order to provide for potential cash outflows. U.S. Treasury holdings comprise roughly 70% of the portfolio. Portfolio quality remained AAA throughout the year.

The Short-Term Income Fund

The Investment Manager of the Short-Term Income Fund is Scudder, Stevens & Clark, Inc. Kristin L. Bradbury has been charged with the day-to-day management of the portfolio. Ms. Bradbury is a Vice President of Scudder, Stevens & Clark, Inc. and has been associated with the firm since July of 1993. She has over 10 years experience within the investment industry and is a Chartered Financial Analyst.

The line graph below compares the performance of the Short-
Term Income Fund with the Merrill Lynch 182 Day Treasury Bill
Index since the portfolio's inception. The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Short-Term Income
Fund, the Merrill Lynch 182 Day Treasury Bill Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.


                  Merrill Lynch 182 Day       Short-Term
Date              Treasury Bill Index         Income Fund
7/31/90           10,000                      10,000
12/31/90          10,357                      10,294
12/31/91          11,101                      10,821
12/31/92          11,575                      11,180
12/31/93          11,968                      11,414
12/31/94          12,433                      11,700
12/31/95          13,246                      12,324
12/31/96          13,949                      12,790

The annualized total returns for the Short-Term Income Fund are shown below:
Period               Return
One Year             3.87%
Five Years           3.40%
Since inception      3.92%

The Portfolio's guidelines stipulate that, under normal circumstances, at least 80% of the investments will have a stated maturity of 13 months or less. All securities must be rate A or better. The stated objective of this Portfolio is to provide a high level of current income with equal emphasis on stability and liquidity of principal.

To this end, 95% of the Portfolio was invested in U.S. Treasury securities as of December 31, 1996. The remaining 5% was held in cash equivalents to accommodate potential cash flows. The yield-to-maturity was 5.0% and the weighted average maturity was just under nine months.